Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2017	Dec. 29, 2016
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

	Thirteen Weeks Ended		Thirty-nine Weeks Ended
	September 28,	September 29,	September 28,	September 29,
(in thousands, except share and per share data)	2017	2016	2017	2016
Net income	$23,255	$14,219	$54,812	$26,332
Basic weighted average shares outstanding	94,439,204	83,457,037	89,613,542	83,405,904
Dilutive effect of share based awards	9,460,398	4,911,652	8,452,267	4,846,287
Diluted weighted average shares outstanding	103,899,602	88,368,689	98,065,809	88,252,191
Basic earnings per share	$0.25	$0.17	$0.61	$0.32
Diluted earnings per share	$0.22	$0.16	$0.56	$0.30

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Net income (in thousands)	$15,098	$26,807	$43,039

Basic weighted average shares outstanding	83,222,330	83,365,218	83,432,157
Dilutive effect of share based awards	2,429,419	2,915,689	4,998,830

Diluted weighted average shares outstanding	85,651,749	86,280,907	88,430,987

Basic earnings per share	$0.18	$0.32	$0.52
Diluted earnings per share	$0.18	$0.31	$0.49

Schedule of awards excluded from computation

	Thirteen Weeks Ended		Thirty-nine Weeks Ended
	September 28,	September 29,	September 28,	September 29,
	2017	2016	2017	2016
Stock Options	11,664	1,903,466	717,685	2,332,976

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Stock Options	1,536,690	1,856,579	2,003,651